FIRST FOCUS FUNDS
Supplement dated April 24, 2008
to the Prospectus dated August 1, 2007
THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS
AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

First Focus Balanced Fund
The following should be added to the “Principal Investment Strategies and Risks” section on Page 14:
Socially Responsible Investing
Tributary Capital Management, advisor to the First Focus Balanced Fund, also applies what are commonly referred to as Socially Responsible Investing screens to the security selection and ongoing monitoring of the Fund. The advisor believes that organizations that avoid global security risks and products that pose a clear danger to human health should benefit shareholders in terms of both risk and return in the long-term.
Specifically, the Balanced Fund will not invest in Companies that:
•	Have an active business tie to Iran, Syria, Sudan or North Korea, all of which are U.S. State Department-designated terrorist sponsoring states, with the exception of companies whose activities in one or more of these countries are solely humanitarian.

•	Produce tobacco or tobacco products that have been found to pose a clear risk to human health.
Tributary Capital Management has an arrangement with a third party vendor to provide initial screening and ongoing monitoring of companies in the Balanced Fund for the purpose of excluding companies from the Fund that are subject to global security risk and meet the fund’s exclusion criteria.
First Focus Growth Opportunities Fund
The following should be added to the “Principal Investment Strategies and Risks” section on Page 21:
Socially Responsible Investing
Tributary Capital Management, advisor to the First Focus Growth Opportunities Fund, also applies what are commonly referred to as Socially Responsible Investing screens to the security selection and ongoing monitoring of the Fund. The advisor believes that organizations that avoid global security risks and products that pose a clear danger to human health should benefit shareholders in terms of both risk and return in the long-term.

Specifically, the Growth Opportunities Fund will not invest in Companies that:
•	Have an active business tie to Iran, Syria, Sudan or North Korea, all of which are U.S. State Department-designated terrorist sponsoring states, with the exception of companies whose activities in one or more of these countries are solely humanitarian.

•	Produce tobacco or tobacco products that have been found to pose a clear risk to human health.
Tributary Capital Management has an arrangement with a third party vendor to provide initial screening and ongoing monitoring of companies in the Growth Opportunities Fund for the purpose of excluding companies from the Fund that are subject to global security risk and meet the fund’s exclusion criteria.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.